Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Monte Carlo Simulation Assumption

The key inputs for the Monte Carlo simulation as of June 30, 2024, were as follows:

Net cash settlement and down round key valuation inputs – warrants*
Annualized volatility	89.76% - 99.20%
Risk-free interest rate	4.61% - 5.48%
Quoted VWAP	$3.12
Exercise price	$18.80
Probability assessment	2.5% - 30%
Illiquidity discount	-15%
Time period (years)	0.11 - 2.53

*	Based on a Monte Carlo simulation analysis of 250,000 iterations

Acceleration option key valuation inputs*
Annualized volatility	64.76% - 74.98%
Risk-free interest rate	5.23% - 5.48%
Quoted VWAP	$3.12
Illiquidity discount	-15%
Time period (years)	0 - 0.7

*	Based on a Monte Carlo simulation analysis of 250,000 iterations

The range of key inputs for the Monte Carlo simulation for the year ended December 31, 2023, were as follows:

Net cash settlement and down round key valuation inputs – Alto Warrants*
Annualized volatility	77.51% - 92.33%
Risk-free interest rate	4.01% - 5.23%
Quoted VWAP*	$4.72
Exercise price	$18.80
Probability assessment	5% - 25%
Illiquidity discount	(17)%
Time period (years)	0.53 - 3.03
Estimated fair value (issuance)	$1,189,000
Estimated fair value (December 31, 2023)	$410,660

*	Based on a Monte Carlo simulation analysis of 50,000 iterations

Alto Acceleration Option key valuation inputs*
Annualized volatility	34.23% - 59.15%
Risk-free interest rate	4.68% - 5.60%
Quoted VWAP*	$4.72
Illiquidity discount	(17)%
Time period (years)	0 - 1.2
Estimated fair value (issuance)	$1,442,000
Estimated fair value (December 31, 2023)	$3,852

*	Based on a Monte Carlo simulation analysis of 50,000 iterations

Schedule of Derivative Liabilities

The following table summarizes the changes in the derivative liabilities:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Warrants	Accelerated Feature
Balance - December 31, 2023	$410,660	$3,852
Gain on change in fair value	(196,045)	(1,817)
Balance - March 31, 2024	$214,615	$2,035
(Gain) loss on change in fair value	145,304	(1,531)
Balance - June 30, 2024	$359,919	$504

The following table summarizes the changes in the derivative liabilities:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	Alto Warrants	Alto Acceleration Option
Balance - December 31, 2021	$—	$—
Addition of new derivative	—
Loss on change in fair value	—	—
Settlements	—
Balance - December 31, 2022	—	—
Addition of new derivatives	1,189,000	1,442,000
Gain on change in fair value	(778,340)	(1,438,148)
Balance - December 31, 2023	$410,660	$3,852

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
	December 2021 Notes Derivative	August 2022 Notes Derivative	2022 Convertible Notes Derivative
Balance - December 31, 2021	$367,000	—	—
Addition of new derivative	—	76,000	221,000
Loss (gain) on change in fair value	(205,000)	44,000	350,000
Settlements	(162,000)	(120,000)	(571,000)
Balance - December 31, 2022	—	—	—
Addition of new derivatives	—	—	—
Gain on change in fair value	—	—	—
Balance - December 31, 2023	—	$—	$—

Schedule of Derivative Issuance Valuation Inputs

In connection with the issuance of the December 2021 Notes, the Company identified an accelerated repayment upon IPO feature that required bifurcation. We classified this derivative liability as a Level 3 fair value measurement and used a probability weighted scenario model to estimate the fair value of the derivative just prior to the settlement of the December 2021 Notes. Key inputs for this valuation model are summarized below.

December 2021 Notes derivative key valuation inputs	Issuance Date	Settlement Date
Amount due upon acceleration	$533,699	$533,973
Carrying value of December 2021 Notes at measurement date	$—	337,398
IPO date	8/31/2022	9/2/2022
Probability of IPO acceleration	90%	100%
Probability of maturity	10%	—%
Time period to maturity (years)	1.00 years	0.32 years
Discount rate	50.0%	50.0%
Estimated fair value	$367,000	162,000

Schedule of Derivative Key Valuation Inputs

2022 Convertible Notes derivative key valuation inputs*	Issuance Dates	Settlement Date
Annualized volatility	75.0% - 82.0%	—
Risk-free interest rate	0.6% - 1.2%	—
Exercise price (implied)	$45.52 - $85.92	—
Estimated IPO date	8/31/2022	9/2/2022
Probability of default	50%	—%
Probability of IPO or Alternative Liquidity Event	45%	100%
Probability of Maturity	5%	—%
Time period (years)	0.47 - 1.00 years	0.00 years
Estimated fair value	$221,000	$571,000

August 2022 Notes [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of Derivative Issuance Valuation Inputs

In connection with the issuance of the August 2022 Promissory Note, the Company identified an accelerated repayment upon IPO feature that required bifurcation. We classified this derivative liability as a Level 3 fair value measurement and used a probability weighted scenario model to estimate the fair value of the derivative just prior to the settlement of the August 2022 Promissory Notes. Key inputs for this valuation model are summarized below.

August 2022 Promissory Notes derivative key valuation inputs	Issuance Dates	Settlement Date
Amount due upon acceleration (estimated at issuance)	$50,411	$50,438
Carrying value of August 2022 Promissory Notes at measurement date	$0	$4,521
IPO date	8/31/2022	9/2/2022
Probability of IPO acceleration	90%	100%
Probability of maturity	10%	—%
Time period to maturity (years)	1.00 years	0.91 years
Discount rate	16.03%	18.81%
Estimated fair value	$45,000	$45,000

Schedule of Derivative Key Valuation Inputs

In connection with the issuance of the August 2022 Convertible Notes, the Company identified certain embedded features that required bifurcation as a combined derivative liability, including the share-settled redemption of the 2022 Convertible Notes at a 50% discount and the automatic increase in principal of 10% if conversion does not occur within 12 months. Key inputs for this valuation model are summarized below:

2022 Convertible Notes derivative key valuation inputs*	Issuance Dates	Settlement Date
Estimated IPO date	8/31/2022	9/2/2022
Probability of default	50%	—%
Probability of IPO or Alternative Liquidity Event	45%	100%
Probability of Maturity	5%	—%
Time period (years)	1.00 years	0.00 years
Estimated fair value	$31,000	$75,000